Employee Benefits - Summary of Employee Benefit Expense (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Payroll, profit sharing and bonuses	R$ 2,315,517	R$ 2,350,182	R$ 1,510,175
Pension Plan	93,528	41,923	7,099
Share-based payments (note 30.1)	58,855	40,505	19,136
Charges on restricted shares (note 30.1)	59,753	22,428	7,801
Health medical care, food, transportation and other benefits	253,510	177,135	197,524
Charges, taxes and social contributions	231,384	181,240	93,910
INSS	171,615	156,912	146,146
Total	R$ 3,184,162	R$ 2,970,325	R$ 1,981,791